Post-Employment Benefits	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Post-Employment Benefits
Post-Employment Benefits
As a result of our acquisition from Enbridge, the sponsorship of the AlaTenn VEBA plans were transferred from Enbridge to us effective November 1, 2009. Accordingly, we sponsor a contributory postretirement plan that provides medical, dental and life insurance benefits for qualifying U.S. retired employees (referred to as the “OPEB Plan”).
The tables below detail the changes in the benefit obligation, the fair value of the plan assets and the recorded asset or liability of the OPEB Plan using the accrual method.

	Year ended December 31,
	2012	2011	2010
		(in thousands)
Change in benefit obligation
Obligation, beginning of period	$466	$869	$734
Service cost	4	3	10
Interest cost	18	22	43
Actuarial (gain) loss	22	(367)	112
Benefits paid	(38)	(61)	(30)
Benefit obligation, end of period	$472	$466	$869
Change in plan assets
Fair value of plan assets, beginning of period	$1,432	$1,319	$1,174
Actual return on plan assets	84	99	61
Employer’s contributions	90	90	113
Benefits paid	(54)	(76)	(29)
Fair value of plan assets, end of period	$1,552	$1,432	$1,319
Funded status
Funded status	$1,080	$966	$450

The amounts of plan assets recognized in our consolidated balance sheets were as follows:

	December 31,
	2012	2011	2010
	(in thousands)
Other assets	$1,080	$966	$450
	$1,080	$966	$450

The amounts included in accumulated other comprehensive income at December 31, 2012, 2011 and 2010 that have not been recognized as components of net periodic benefit expenses are $(0.1) million, $0.4 million and $0.1 million, respectively, which relate to net gains (losses).

Components of Net Periodic Benefit Cost and Other amounts Recognized in Other Comprehensive Income

	December 31,
	2012	2011	2010
	(in thousands)
Net Periodic (Benefit) Cost
Service cost	$4	$3	$10
Interest cost	18	22	43
Expected return on plan assets	(67)	(60)	(53)
Amortization of net (gain) loss	(43)	(47)	—
Net periodic (benefit) cost	$(88)	$(82)	$—
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net loss (gain)	64	(359)	(10)
Total recognized in other comprehensive income	64	(359)	(10)
Total recognized in net periodic benefit cost and other comprehensive income	$(24)	$(441)	$(10)

The estimated net gain that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is less than $0.1 million.
Economic assumptions
The assumptions made in measurement of the projected benefit obligations or assets of the OPEB Plan were as follows:

	December 31,
	2012	2011	2010
Discount rate	3.42%	3.96%	5.50%
Expected return on plan assets	4.50%	4.50%	4.50%

A one percent increase in the assumed medical and dental care trend rate would result in an increase of less than $0.1 million in the accumulated post-employment benefit obligations. A one percent decrease in the assumed medical and dental care trend rate would result in a decrease of less than $0.1 million in the accumulated post-employment benefit obligations.
The above table reflects the expected long-term rates of return on assets of the OPEB Plan on a weighted-average basis. The overall expected rates of return are based on the asset allocation targets with estimates for returns on equity and debt securities based on long term expectations. We believe this rate approximates the return we will achieve over the long-term on the assets of our plans. Historically, we have used a discount rate that corresponds to one or more high quality corporate bond indices as an estimate of our expected long-term rate of return on plan assets for our OPEB Plan assets. For 2012, 2011 and 2010 we selected the discount rate using the Citigroup Pension Discount Curve, or CPDC. The CPDC spot rates represent the equivalent yield on high-quality, zero-coupon bonds for specific maturities. These rates are used to develop a single, equivalent discount rate based on the OPEB Plan’s expected future cash flows.
Expected future benefit payments
The following table presents the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter by the OPEB Plan:

For the year ending	(in thousands)
2013	$41
2014	35
2015	35
2016	32
2017	30
Five years thereafter	135

The expected future benefit payments are based upon the same assumptions used to measure the projected benefit obligations of the OPEB Plan including benefits associated with future employee service.
Future contributions to the Plans
We expect to make contributions of $0.1 million to the OPEB Plan for the year ending December 31, 2013.

Plan assets
The weighted average asset allocation of our OPEB Plan at the measurement date by asset category, which are all classified as Level 1 investments, are as follows:

	December 31,
	2012	2011	2010
Fixed income (a)	72.2%	72.1%	70.7%
Cash and short term assets (b)	27.8%	27.9%	29.3%
Total	100.0%	100.0%	100.0%

(a)	United States government securities, municipal corporate bonds and notes and asset backed securities

(b)	Cash and securities with maturities of one year or less